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FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                            September, 2008
Payment Date                                                                                                      10/15/2008
Transaction Month                                                                                                          9

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,399,999,232.64                   140,730                    49.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $544,000,000.00                  4.01760%              February 13, 2009
 Class A-2 Notes                                    $710,400,000.00   one-month LIBOR + 0.60%                  July 15, 2010
 Class A-3a Notes                                   $467,200,000.00                    3.960%                 April 15, 2012
 Class A-3b Notes                                   $225,000,000.00   one-month LIBOR + 0.80%                 April 15, 2012
 Class A-4 Notes                                    $133,500,000.00                    4.370%               October 15, 2012
 Class B Notes                                       $65,700,000.00                    5.330%              February 15, 2013
 Class C Notes                                       $43,800,000.00                    6.570%                  July 15, 2013
 Class D Notes                                       $43,800,000.00                    8.000%                  July 15, 2014
                                                     --------------
    Total                                         $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $6,837,966.52

PRINCIPAL:
 Principal Collections                                                                                        $49,461,513.33
 Prepayments in Full                                                                                          $13,966,899.60
 Liquidation Proceeds                                                                                          $1,558,593.39
   Recoveries                                                                                                      $7,904.89
                                                                                                                   ---------
     SUB TOTAL                                                                                                $64,994,911.21
                                                                                                              --------------
COLLECTIONS                                                                                                   $71,832,877.73

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $256,717.39
 Purchase Amounts Related to Interest                                                                              $1,619.63
                                                                                                                   ---------
     SUB TOTAL                                                                                                   $258,337.02

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2                                                                                           $0.00
Net Swap Receipt - Class A-3b                                                                                          $0.00

AVAILABLE FUNDS                                                                                               $72,091,214.75

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                           September, 2008
Payment Date                                                                                                     10/15/2008
Transaction Month                                                                                                         9

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00     $72,091,214.75
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00     $72,091,214.75
Servicing Fee                                     $1,497,183.92    $1,497,183.92       $0.00       $0.00     $70,594,030.83
Net Swap Payment - Class A-2                        $415,849.34      $415,849.34       $0.00       $0.00     $70,178,181.49
Net Swap Payment - Class A-3b                       $114,843.75      $114,843.75       $0.00       $0.00     $70,063,337.74
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00     $70,063,337.74
Interest - Class A-1 Notes                                $0.00            $0.00       $0.00       $0.00     $70,063,337.74
Interest - Class A-2 Notes                        $1,700,575.95    $1,700,575.95       $0.00       $0.00     $68,362,761.79
Interest - Class A-3a Notes                       $1,541,760.00    $1,541,760.00       $0.00       $0.00     $66,821,001.79
Interest - Class A-3b Notes                         $616,406.25      $616,406.25       $0.00       $0.00     $66,204,595.54
Interest - Class A-4 Notes                          $486,162.50      $486,162.50       $0.00       $0.00     $65,718,433.04
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00     $65,718,433.04
Interest - Class B Notes                            $291,817.50      $291,817.50       $0.00       $0.00     $65,426,615.54
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00     $65,426,615.54
Interest - Class C Notes                            $239,805.00      $239,805.00       $0.00       $0.00     $65,186,810.54
Third Priority Principal Payment                 $11,203,091.32   $11,203,091.32       $0.00       $0.00     $53,983,719.22
Interest - Class D Notes                            $292,000.00      $292,000.00       $0.00       $0.00     $53,691,719.22
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $53,691,719.22
Regular Principal Payment                        $49,095,992.54   $49,095,992.54       $0.00       $0.00      $4,595,726.68
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00      $4,595,726.68
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00      $4,595,726.68
Residual Released to Depositor                            $0.00    $4,595,726.68       $0.00       $0.00              $0.00
                                                                   -------------
TOTAL                                                             $72,091,214.75

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $11,203,091.32
                                                                      Regular Principal Payment              $49,095,992.54
                                                                                                             --------------
                                                                      TOTAL                                  $60,299,083.86

IV. NOTEHOLDER PAYMENTS

                    NOTEHOLDER PRINCIPAL PAYMENTS         NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes                  $0.00           $0.00           $0.00            $0.00            $0.00              $0.00
Class A-2 Notes         $60,299,083.86          $84.88   $1,700,575.95            $2.39   $61,999,659.81             $87.27
Class A-3a Notes                 $0.00           $0.00   $1,541,760.00            $3.30    $1,541,760.00              $3.30
Class A-3b Notes                 $0.00           $0.00     $616,406.25            $2.74      $616,406.25              $2.74
Class A-4 Notes                  $0.00           $0.00     $486,162.50            $3.64      $486,162.50              $3.64
Class B Notes                    $0.00           $0.00     $291,817.50            $4.44      $291,817.50              $4.44
Class C Notes                    $0.00           $0.00     $239,805.00            $5.48      $239,805.00              $5.48
Class D Notes                    $0.00           $0.00     $292,000.00            $6.67      $292,000.00              $6.67
                                 -----                     -----------                       -----------
TOTAL                   $60,299,083.86                   $5,168,527.20                    $65,467,611.06

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                   September, 2008
Payment Date                                                                                                             10/15/2008
Transaction Month                                                                                                                 9

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                               $0.00             0.0000000               $0.00             0.0000000
Class A-2 Notes                                     $660,952,594.81             0.9303950     $600,653,510.95             0.8455145
Class A-3a Notes                                    $467,200,000.00             1.0000000     $467,200,000.00             1.0000000
Class A-3b Notes                                    $225,000,000.00             1.0000000     $225,000,000.00             1.0000000
Class A-4 Notes                                     $133,500,000.00             1.0000000     $133,500,000.00             1.0000000
Class B Notes                                        $65,700,000.00             1.0000000      $65,700,000.00             1.0000000
Class C Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
Class D Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,639,952,594.81             0.7342852   $1,579,653,510.95             0.7072864

POOL INFORMATION
 Weighted Average APR                                                              4.481%                                    4.479%
 Weighted Average Remaining Term                                                    44.37                                     43.72
 Number of Receivables Outstanding                                                114,368                                   111,089
 Pool Balance                                                           $1,796,620,700.77                         $1,729,598,870.39
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,645,405,420.36                         $1,584,949,503.49
 Pool Factor                                                                    0.7485922                                 0.7206664

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $11,999,996.16
Targeted Credit Enhancement Amount                                                                                   $17,295,988.70
Yield Supplement Overcollateralization Amount                                                                       $144,649,366.90
Targeted Overcollateralization Amount                                                                               $149,945,359.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $149,945,359.44

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $11,999,996.16
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $11,999,996.16
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        September, 2008
Payment Date                                                                                                  10/15/2008
Transaction Month                                                                                                      9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      487     $1,778,106.67
(Recoveries)                                                                                        61         $7,904.89
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,770,201.78
Cumulative Net Losses Last Collection                                                                      $6,271,084.56
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $8,041,286.34

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 1.18%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.33%                1,233    $23,002,709.71
61-90 Days Delinquent                                                       0.21%                  160     $3,644,356.54
91-120 Days Delinquent                                                      0.07%                   47     $1,169,102.14
Over 120 Days Delinquent                                                    0.04%                   36       $729,143.34
                                                                            -----                   --       -----------
TOTAL DELINQUENT RECEIVABLES                                                1.65%                1,476    $28,545,311.73

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        156     $3,607,442.35
Total Repossesed Inventory                                                                         208     $5,359,438.22

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                1.0082%
Preceding Collection Period                                                                                       0.8317%
Current Collection Period                                                                                         1.2048%
Three Month Average                                                                                               1.0149%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1572%
Preceding Collection Period                                                                                       0.1810%
Current Collection Period                                                                                         0.2187%
Three Month Average                                                                                               0.1856%